Summary of Significant Accounting Policies (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Summary of Significant Accounting Policies [Line Items]
Deposit protection	$ 500,000				$ 64,034
Cash uninsured amount	7,406,293		$ 5,629,509		948,515
Provision for credit losses	99,775				12,778
Deferred IPO cost	$ 5,587,622		4,226,062		$ 715,600
Percentage of employer contributions	5.00%	5.00%
Operating lease expense	$ 388,807	$ 49,794	$ 402,063	$ 325,651
Largest amount tax benefit percentage	50.00%	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	$ 7,100
Employee’s monthly income (in Dollars)	1,500
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Employee’s monthly contributions amount (in Dollars)	30,000
Employee’s monthly income (in Dollars)	$ 30,000
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	90.00%	90.00%
Customer Concentration Risk [Member] | One customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			45.00%
Customer Concentration Risk [Member] | Two customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			28.70%
Customer Concentration Risk [Member] | Three customer [Member] | Accounts Receivable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			22.50%
Customer Concentration Risk [Member] | Third Party Customer One [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	63.30%	63.30%	33.90%	33.10%
Customer Concentration Risk [Member] | Third Party Customer Two [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	15.80%	15.80%	15.50%	23.80%
Customer Concentration Risk [Member] | Third Party Customer Three [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	15.70%	15.70%	13.20%
Customer Concentration Risk [Member] | Related Party Customer [Member] | Revenue Benchmark [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			19.00%	21.90%
Customer Concentration Risk [Member] | Vendor [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	91.50%	91.50%
Customer Concentration Risk [Member] | Vendor One [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			63.50%
Customer Concentration Risk [Member] | Vendor One [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	77.70%	77.70%	73.00%	40.20%
Customer Concentration Risk [Member] | Vendor Two [Member] | Accounts Payable [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage			36.50%
Customer Concentration Risk [Member] | Vendor Two [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage	17.40%	17.40%	17.20%	34.90%
Customer Concentration Risk [Member] | Vendor Three [Member] | Purchases [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration, percentage				12.50%
USD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	1				1
HKD [Member]
Summary of Significant Accounting Policies [Line Items]
Exchange rate	7.8083				7.8083